Divestitures - Additional Information (Details) $ in Thousands				1 Months Ended			3 Months Ended								12 Months Ended
		Dec. 27, 2014 Centre	Apr. 27, 2012 USD ($) Facility	Jan. 31, 2015 USD ($)	Sep. 30, 2013 USD ($) Centre Facility	Jul. 31, 2013 USD ($) Facility	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) Bed Centre	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Facility
Divestitures [Line Items]
Number of owned facilities nursing center | Centre															60
Nursing centers, expiry date															Apr. 30, 2015
Revenues							$ 1,264,674	$ 1,228,918	$ 1,261,397	$ 1,272,610	$ 1,194,890	$ 1,160,690	$ 1,175,915	$ 1,243,740	$ 5,027,599	$ 4,775,235	$ 4,793,342
Rent															313,039	302,192	294,789
Loss on divestiture															2,500	9,200	1,500
Gain (loss) on divestiture of operations															1,500	5,600	900
Sale of assets															23,861	250,606	1,260
Asset impairment charges															7,900
Impairment charges, net of tax															4,800
Loss on divestiture, net of income taxes							(9,061)	$ 1,387	$ (2,018)	$ (3,006)	$ (5,994)	$ (65,016)	$ (10,852)	$ (2,025)	(12,698)	(83,887)	(4,745)
Impairment of goodwill																76,082
Goodwill, written off																70,131
Other	[1]														4,512	(522)
Transitional Care Hospitals
Divestitures [Line Items]
Loss on divestiture, net of income taxes																	(4,700)
Loss on divestiture																	$ (7,800)
Number of hospitals sold | Facility																	1
Number of hospitals closed | Facility																	2
Vibra Facilities
Divestitures [Line Items]
Loss on divestiture															(10,000)	(93,900)
Number of non-strategic facilities | Facility					15
Number of nursing center sold | Centre					1
Proceeds from sale of non-strategic nursing centers					$ 187,000
Proceeds from Divestiture of Businesses, Net of Cash Divested					$ 180,000
Loss on divestiture, net of income taxes															(6,300)	(73,700)
Impairment of goodwill																68,700
Signature Facilities
Divestitures [Line Items]
Number of non-strategic facilities | Facility						7
Proceeds from sale of non-strategic nursing centers						$ 47,000
Loss on divestiture, net of income taxes																(1,000)
Loss on divestiture																(1,700)
Discontinued Operations | Rent Expense
Divestitures [Line Items]
Payment for early termination															20,000
Continuing Operations | Vibra Facilities
Divestitures [Line Items]
Write-off of an indefinite-lived intangible asset																21,000
Expiring Facilities
Divestitures [Line Items]
Nursing centers, expiry date			Apr. 30, 2013
Revenues															62,000
Rent															10,000
Sale of assets			$ 13,500												$ 15,000
Number of renewal bundles not renewed | Facility			7
Number of facilities leased under master lease agreements | Facility			54
Nursing Centers
Divestitures [Line Items]
Nursing centers, expiry date															Sep. 30, 2014
Number of licensed nursing center beds | Bed															903
Write-off of an indefinite-lived intangible asset																500
Write-off of an property and equipment															$ 200
Transitional Care Hospitals Lease to Expire
Divestitures [Line Items]
Loss on divestiture															(700)
Gain (loss) on divestiture of operations															(400)
Write-off of an indefinite-lived intangible asset															3,400
Impairment of intangible assets indefinitelived excluding goodwill net of tax.															$ 2,100
Transitional Care Hospitals Lease to Expire | Vibra Facilities
Divestitures [Line Items]
Write-off of an indefinite-lived intangible asset																3,200
Loss on divestiture, net of income taxes							(5,500)
Loss on divestiture							(9,000)
Transitional Care Hospitals Lease to Expire | Discontinued Operations | Vibra Facilities
Divestitures [Line Items]
Real estate write down							8,600
Goodwill, written off							$ 400
Transitional Care Hospitals Lease to Expire | Continuing Operations | Vibra Facilities
Divestitures [Line Items]
Real estate write down																1,400
Closing costs																6,000
Closing costs net of tax																3,900
Other																$ 1,100
Ventas
Divestitures [Line Items]
Number of owned facilities nursing center | Centre		9
Ventas | Lease Term One
Divestitures [Line Items]
Nursing centers, expiry date															Apr. 30, 2018
Ventas | Lease Term Two
Divestitures [Line Items]
Nursing centers, expiry date															Apr. 30, 2020
Subsequent Event | Ventas
Divestitures [Line Items]
Payment to compromise early termination of leases contract				$ 40,000

[1]	(1) Other consists primarily of non-cash adjustments related to acquisitions within the measurement period.